Income tax	12 Months Ended
Dec. 31, 2019
Income tax
Income tax

13. Income tax

Under the current laws of the Cayman Islands, the Company is incorporated in the Cayman Islands and not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Under the current laws of the British Virgin Islands, the Company’s subsidiary incorporated in British Virgin Island are not subject to tax.

The Company’s subsidiary in the U.S. is registered in the state of Oregon and is subject to U.S. federal corporate marginal income tax rate of 21% and state income tax rate of 5%-9.9% respectively. Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries domiciled in Hong Kong has introduced a two-tiered profits tax rate regime which is applicable to any year of assessment commencing on or after April 1, 2018. The profits tax rate for the first HK$2 million of profits of corporations will be lowered to 8.25%, while profits above that amount will continue to be subject to the tax rate of 16.5%. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

Under the Law of the People's Republic of China on Enterprise Income Tax ("EIT Law"), the Company’s subsidiaries domiciled in PRC are subject to statutory rate of 25%. Certain enterprises will benefit from a preferential tax rate of 15% under the EIT Law if they qualify as "high and new technology enterprises," or HNTEs, or if they are located in applicable PRC regions as specified in the Catalogue of Encouraged Industries in Western Regions (effective until 2020), or the Western Regions Catalogue, subject to certain general restrictions described in the EIT Law and the related regulations.

Shanghai Zhongtongji Network Technology Co. Ltd. was qualified for HNTE status and therefore eligible for a preferential income tax rate of 15% for the years ended December 31, 2017, 2018 and 2019.

In 2019, ten of the Companies' subsidiaries, which are located in the municipalities or provinces of Chongqing, Sichuan, Guizhou, Yunnan and Shaanxi were qualified enterprises within the Catalog of Encouraged Industries in the Western Region to enjoy the 15% preferential income tax rate.

13. Income tax (Continued)

The current and deferred portion of income tax expenses included in the consolidated statements of comprehensive income, which were substantially attributable to the Company’s subsidiaries are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expenses	675,396	1,068,214	1,118,822
Deferred tax	(29,035)	(139,081)	(40,527)
Total	646,361	929,133	1,078,295

Reconciliations of the differences between PRC statutory income tax rate and the Company’s effective income tax rate for the years ended December 31, 2017, 2018 and 2019 are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Statutory income tax rate	25.00%	25.00%	25.00%
Preferential tax rates	(7.67)%	(7.36)%	(6.26)%
R&D super deduction	(0.29)%	(0.61)%	(0.96)%
Non-deductible expenses	0.53%	1.41%	1.48%
Non-taxable income	—	(0.24)%	—
Different tax rates of operations in other jurisdictions	(0.63)%	(0.74)%	(3.34)%
True up	(0.02)%	(0.05)%	0.04%
	16.92%	17.41%	15.96%

The effect of the tax holiday on the income per share is as follows:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB

Tax saving amount due to preferential tax rates	293,066	392,761	422,996
Income per share effect- basic	0.41	0.52	0.54
Income per share effect- diluted	0.41	0.52	0.54

13. Income tax (Continued)

The principal components of the Company’s deferred income tax assets and liabilities as of December 31, 2018 and 2019 are as follows:

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets:
Accrued expense	96,786	131,007
Net loss carryforward	147,634	159,969
Financial subsidy	29,781	31,916
Depreciation for property and equipment	28,013	47,433
Unrealized gain from intragroup transactions	9,760	20,467
Provision for allowance for doubtful accounts	6,089	12,795
Total deferred tax assets	318,063	403,587

Deferred tax liabilities:
Difference in basis of land use rights	(148,993)	(145,477)
Difference in basis of fixed assets	—	(54,471)
Difference in basis of intangible assets	(8,947)	(7,948)
Total deferred tax liabilities	(157,940)	(207,896)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will more likely than not be realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses, forecasts of future profitability, the duration of statutory carryforward periods, the Company’s experience with tax attributes expiring unused and tax planning alternatives. Considering all the above factors, the management concluded that all the deferred tax assets could be utilized before its expiry. As such, no valuation allowances are provided to the deferred tax assets.

As of December 31, 2019, the Company had tax loss carryforward in subsidiaries of RMB642,764 which will expire from 2020 to 2024.

Uncertainties exist with respect to how the current income tax law in PRC applies to the Company’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within PRC. The implementation rules to the EIT Law provide that nonresident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Company does not believe that the legal entities organized outside of PRC within the Company should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside PRC will be subject to the PRC income taxes, at a statutory income tax rate of 25%. The Company is not subject to any other uncertain tax position.

According to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. From inception to 2019, the Company is subject to examination of the PRC tax authorities.

13. Income tax (Continued)

Aggregate undistributed earnings of the Company’s PRC subsidiaries and VIE that are available for distribution were RMB10,019,541 and RMB15,607,474 as of December 31, 2018 and 2019 respectively.

In accordance with the EIT Law, dividends, which arise from profits of foreign invested enterprises ("FIEs") earned after January 1, 2008, are subject to a 10% withholding income tax. In addition, under tax treaty between PRC and Hong Kong, if the foreign investor is incorporated in Hong Kong and qualifies as the beneficial owner, the applicable withholding tax rate is reduced to 5%, if the investor holds at least 25% in the FIE, or 10%, if the investor holds less than 25% in the FIE. A deferred tax liability should be recognized for the undistributed profits of PRC subsidiaries unless the Company has sufficient evidence to demonstrate that the undistributed dividends will be reinvested and the remittance of the dividends will be postponed indefinitely. The Company plans to indefinitely reinvest undistributed profits earned from its PRC subsidiaries in its operations in PRC. Therefore, no withholding income taxes for undistributed profits of the Company’s subsidiaries were provided as of December 31, 2018 and 2019.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting basis over tax basis in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company completed its feasibility analysis on a method, which the Company will ultimately execute if necessary to repatriate the undistributed earnings of the VIE without significant tax costs. As such, the Company does not accrue deferred tax liabilities on the earnings of the VIE given that the Company will ultimately use the means.